Summary of Significant Accounting Policies - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Depreciation Expense [Abstract]
Operating costs	¥ 48
Selling expenses	1,841	1,242	3,026
General and administrative expenses	7,523	5,311	519
Depreciation expense	¥ 9,412	¥ 6,553	¥ 3,545